Supplemental Information and Non-Cash Investing Activities (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flow supplemental information
Cash paid during the year for interest	$ 26,947	$ 26,002	$ 34,179	$ 36,356	$ 31,496
Cash paid during the year for income taxes			273	919	6
Non-cash conversion of subordinated unitholders					1,623
Non-Cash Investing Activities
Net cash paid in connection with the acquisition				(188,748)
Non-cash purchase of underground storage tanks				3,750
Alliance
Non-Cash Investing Activities
Fair value of tangible assets acquired				(332,779)
Fair value of liabilities assumed				82,935
Fair value of acquired intangible assets				(31,135)
Consideration paid in excess of fair value (goodwill)				(31,432)
Fair value of common units issued				130,513
Net cash paid in connection with the acquisition				(181,898)
Mutual Oil
Non-Cash Investing Activities
Fair value of tangible assets acquired				(6,302)
Fair value of liabilities assumed				627
Consideration paid in excess of fair value (goodwill)				(1,175)
Net cash paid in connection with the acquisition				$ (6,850)